Hartford Life Insurance Company

200 Hopmeadow Street

Simsbury, CT 06089

December 19, 2012

VIA ELECTRONIC TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:          The Hartford Mutual Funds, Inc., File Nos. 333-02381/811-07589

Dear Sir or Madam:

Please be advised that in lieu of filing a copy of the form of prospectus and Statement of Additional Information being used in connection with the offering of shares of The Hartford Global Alpha Fund, a new series of The Hartford Mutual Funds, Inc. (the “Registrant”), under Rule 497(c) under the Securities Act of 1933, as amended (the “Securities Act”), we hereby certify the following pursuant to Rule 497(j) under the Securities Act:

1.                                      that the form of prospectus and Statement of Additional Information that would have been filed under Rule 497(c) of the Securities Act would not have differed from that contained in Post-Effective Amendment No. 112 to the Registrant’s registration statement (the “Amendment”) filed on December 14, 2012; and

2.                                      that the text of the Amendment was filed electronically with the Securities and Exchange Commission on December 14, 2012 as part of Post-Effective Amendment No. 112  under the Securities Act to the Registrant’s registration statement.

No fees are required in connection with this filing.  If you have any questions concerning this filing, please do not hesitate to contact the undersigned at 860-843-8480.

Sincerely,

/s/ Alice A. Pellegrino

Alice A. Pellegrino
Assistant Secretary

cc:	John V. O’Hanlon
Stephanie Capistron